(LOSS) EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(LOSS) EARNINGS PER SHARE
(Loss) profit for the purpose of basic and diluted (loss) earnings per share	$ (21,955)	$ (33,171)	$ 3,784
Weighted average number of ordinary shares outstanding - basic and diluted	419,546,514	418,314,541	401,602,159
Basic net (loss) earnings per share	$ (0.05)	$ (0.1)	$ 0.01
Diluted net (loss) earnings per share	$ (0.05)	$ (0.1)	$ 0.01
Number of anti-dilutive instruments excluded from the computation of EPS	1,160,000	1,160,000	1,280,000
Options
(LOSS) EARNINGS PER SHARE
Number of anti-dilutive instruments excluded from the computation of EPS	220,000	220,000	330,000
Restricted shares
(LOSS) EARNINGS PER SHARE
Number of anti-dilutive instruments excluded from the computation of EPS	940,000	940,000	950,000